Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of assets and liabilities with significant risk of material adjustment [abstract]
Schedule of Exploration and Development Activities

Name of the joint arrangement	Nature of the relationship with the joint arrangement	Principal place of operation of joint arrangement	Proportion of participating share
South Akcakoca Sub-Basin (“SASB”)	Operator	Turkey	49%
Cendere	Participant	Turkey	19.6%

Schedule of Reconciliation of Financial Position and Operation

Reconciliation of financial position as at January 1, 2021 (date of transition to IFRS)

	Notes	US GAAP (Note 27)	Effect of Transition to IFRS (Note 27)	IFRS (Note 27)
ASSETS
Current assets:
Cash and cash equivalents		$202,712	$-	$202,712
Account receivables		773,311	-	773,311
Prepaid expenses and deposits		24,302	-	24,302
Total current assets		1,000,325	-	1,000,325
Oil and gas properties, net	1,2,5	5,346,916	(3,122,443)	2,224,473
Exploration and evaluation assets	1	-	3,122,443	3,122,443
Property and equipment, net		128,257	-	128,257
Restricted cash		11,763	-	11,763
Total assets		$6,487,261	$-	$6,487,261
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable and accrued liabilities		$1,496,510	$-	$1,496,510
Loans payable - current		549,424	-	549,424
Lease liability - current		12,116	-	12,116
Total current liabilities		2,058,050	-	2,058,050
Asset retirement obligation	2	4,010,624	5,344,798	9,355,422
Loans payable		17,730	-	17,730
Convertible debt		11,027	-	11,027
Derivative liability		1,804,572	-	1,804,572
Lease liability		27,693	-	27,693
Total liabilities		7,929,696	5,344,798	13,274,494
Stockholders’ deficiency:
Additional paid in capital	3	27,508,468	(27,508,468)	-
Share capital	3	1,253	26,331,369	26,332,622
Stock subscriptions and stock to be issued		15,342	-	15,342
Warrant and option reserve	3	-	1,177,099	1,177,099
Accumulated other comprehensive loss		(490,172)	-	(490,172)
Accumulated deficit		(28,477,326)	(5,344,798)	(33,822,124)
Total stockholders’ deficiency		(1,442,435)	(5,344,798)	(6,787,233)
Total liabilities and stockholders’ deficiency		$6,487,261	$-	$6,487,261

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2023, 2022 and 2021

(Expressed in U.S. dollars)

2.	Material Accounting Policies (continued)

Reconciliation of financial position as at December 31, 2021

	Notes	US GAAP (Note 27)	Restatement (Note 27)	Effect of Transition to IFRS (Note 27)	IFRS (Note 27)
ASSETS
Current assets:
Cash and cash equivalents		$1,026,990	$-	$-	$1,026,990
Accounts receivable		709,805	-	-	709,805
Prepaid expenses and deposits		95,503	-	-	95,503
Total current assets		1,832,298	-	-	1,832,298
Oil and gas properties, net	1,2,5	5,172,943	-	(3,752,330)	1,420,613
Exploration and evaluation assets	1	-	-	3,116,146	3,116,146
Property and equipment, net		147,134	-	-	147,134
Restricted cash		5,438	-	-	5,438
Total assets		$7,157,813	$-	$(636,184)	$6,521,629
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable and accrued liabilities		$852,481	$-	$-	$852,481
Loans payable		630,534	-	-	630,534
Lease liability		6,732	-	-	6,732
Total current liabilities		1,489,747	-	-	1,489,747
Asset retirement obligation	2	4,426,978	-	4,566,130	8,993,108
Loans payable		18,513	-	-	18,513
Derivative liability		472,899	-	-	472,899
Lease liability		8,592	-	-	8,592
Total liabilities		6,416,729	-	4,566,130	10,982,859
Stockholders’ equity (deficiency):
Additional paid-in capital	3,4	33,295,413	3,064,400	(36,359,813)	-
Share capital	3,4	1,828	-	35,115,302	35,117,130
Notes and amounts receivable for equity issued		(1,193,641)	-	-	(1,193,641)
Warrant and option reserve	3	-	-	1,165,170	1,165,170
Shares to be cancelled		5,323	-	-	5,323
Obligation to issue Shares		7,450	-	-	7,450
Accumulated other comprehensive loss		(847,412)	-	-	(847,412)
Accumulated deficit		(30,527,877)	(3,064,400)	(5,122,973)	(38,715,250)
Total stockholders’ equity (deficiency)		741,084	-	(5,202,314)	(4,461,230)
Total liabilities and stockholders’ equity (deficiency)		$7,157,813	$-	$(636,184)	$6,521,629

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2023, 2022 and 2021

(Expressed in U.S. dollars)

2.	Material Accounting Policies (continued)

Reconciliation of operation results for the year ended December 31, 2021

	Notes	US GAAP (Note 27)	Restatement (Note 27)	Effect of Transition to IFRS (Note 27)	IFRS (Note 27)
Revenue
Oil and natural gas sales		$3,700,727	$-	-	$3,700,727
Cost and expenses
Production		2,617,118	-	-	2,617,118
Depletion	5	233,798	-	181,888	415,686
Depreciation		31,768	-	-	31,768
Accretion of asset retirement obligation	2	416,354	-	(324,371)	91,983
Investor relations		914,770	-	-	914,770
Stock based compensation		336,366	-	-	336,366
General and administrative		2,248,164	-	-	2,248,164
Total expenses		6,798,338	-	(142,483)	6,655,855
Loss before other income (expenses)		(3,097,611)	-	142,483	(2,955,128)
Other income (expenses)
Interest income		46,217	-	-	46,217
Interest expense		(126,027)	-	-	(126,027)
Finance cost		(176,386)	-	-	(176,386)
Foreign exchange loss		25,669	-	-	25,669
Loss on debt extinguishment	4	(238,724)	-	79,341	(159,383)
Change in fair value of derivative liability		1,473,638	(3,064,400)	-	(1,590,762)
Gain on disposal of equipment		40,074	-	-	40,074
Other expense		2,600	-	-	2,600
Total other income (expenses)		1,047,061	(3,064,400)	79,341	(1,937,998)
Net loss		$(2,050,550)	$(3,064,400)	221,824	$(4,893,126)

Loss per share		$(0.06)	$(0.10)	0.01	$(0.15)
Weighted average number of shares outstanding		31,633,222	-	-	31,633,222

Other comprehensive loss
Foreign currency translation adjustments		$(357,240)	$-	-	$(357,240)
Comprehensive loss		$(2,407,790)	$(3,064,400)	221,824	$(5,250,366)